Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 96.4%	Shares	Value
Australia - 6.4%
Austal Ltd.	15,217	$29,697
BHP Group Ltd.	1,577	52,591
Coles Group Ltd.	10,814	149,701
CSL Ltd.	365	75,673
Fortescue Metals Group Ltd.	8,456	139,285
Northern Star Resources Ltd.	6,204	60,038
Resolute Mining Ltd.*	26,683	13,891
Sandfire Resources Ltd.	10,113	36,637
Sonic Healthcare Ltd.	1,960	51,223
Belgium - 0.6%
Euronav N.V.	3,933	31,516
UCB S.A.	230	23,817
Denmark - 2.7%
AP Moeller-Maersk A/S, Class B	57	117,088
Novo Nordisk A/S, Class B	1,512	105,338
Scandinavian Tobacco Group A/S	2,069	37,460
France - 6.3%
BNP Paribas S.A.*	1,287	61,719
Cie Generale des Etablissements Michelin	698	96,189
Constellium SE*	2,500	30,825
Eiffage S.A.*	844	76,608
ENGIE S.A.*	5,396	83,742
Fnac Darty S.A.*	726	40,811
Sanofi	1,307	122,921
Sartorius Stedim Biotech	99	41,449
Societe Generale S.A.*	2,369	44,165
Germany - 8.1%
Bayer AG	947	57,315
Daimler AG	2,116	148,615
Deutsche Post AG	2,892	142,850
Deutsche Telekom AG	4,660	82,867
HeidelbergCement AG	980	72,441
Hornbach Holding AG & Co. KGaA	183	17,322
Merck KGaA	816	136,002
Muenchener Rueckversicherungs-Gesellschaft AG	195	51,706
TAG Immobilien AG*	2,175	66,787
Hong Kong - 1.5%
CK Hutchison Holdings Ltd.	8,500	58,659
Kerry Properties Ltd.	15,000	38,822
WH Group Ltd.	57,000	46,190
Israel - 0.8%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	6,700	78,926
Italy - 2.0%
Enel SpA	15,280	151,547
Eni SpA	4,266	43,090
Japan - 30.4%
Arcland Sakamoto Co. Ltd.	1,100	15,520
Central Glass Co. Ltd.	1,600	32,708
Chubu Electric Power Co., Inc.	3,000	36,743
Cosmo Energy Holdings Co. Ltd.	1,000	22,145
Electric Power Development Co Ltd.	1,800	29,387
FUJIFILM Holdings Corp.	3,300	189,031
Fujitsu Ltd.	800	122,080
Hirogin Holdings, Inc.	3,400	19,754
Hitachi Ltd.	4,100	168,901
Hokkaido Electric Power Co., Inc.	4,700	19,939
Honda Motor Co. Ltd.	2,400	63,376
ITOCHU Corp.	7,500	214,792
Kajima Corp.	9,100	121,927
KDDI Corp.	6,200	182,235
Marubeni Corp.	13,600	90,363
Mitsubishi Corp.	2,000	50,664
Mitsubishi UFJ Financial Group, Inc.	17,200	77,671
Mitsui & Co. Ltd.	6,000	111,327
Mizuho Financial Group, Inc.	2,680	35,329
NEC Corp.	3,900	212,194
NEC Networks & System Integration Corp.	4,300	76,140
Nichi-iko Pharmaceutical Co. Ltd.	2,000	19,412
Nippon Telegraph & Telephone Corp.	7,900	197,451
Nippon Yusen KK	3,000	69,101
Nomura Holdings, Inc.	20,900	110,583
Ricoh Co. Ltd.	4,900	37,152
Sawai Pharmaceutical Co. Ltd.	900	41,142
Sekisui House Ltd.	4,300	83,078
Sony Corp.	2,600	248,853
Toyota Motor Corp.	2,600	182,353
World Co. Ltd.	2,000	23,232
Netherlands - 8.0%
Aegon N.V.	9,881	40,969
Akzo Nobel N.V.	377	38,379
ASM International N.V.	435	111,433
ASR Nederland N.V.	596	23,104
Koninklijke Ahold Delhaize N.V.	6,598	189,392
Koninklijke Philips N.V.	799	43,553
NN Group N.V.	3,962	165,023
PostNL N.V.*	12,921	53,267
Signify N.V.	2,108	100,585
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	888	21,836
Norway - 0.5%
Aker Solutions ASA*	16,866	28,797
Austevoll Seafood ASA	1,988	19,798
Singapore - 0.7%
Yangzijiang Shipbuilding Holdings Ltd.	69,000	50,957
Yanlord Land Group Ltd.	19,200	15,831
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	5,991	27,335
Iberdrola S.A.	8,090	109,532
Repsol S.A.	1,780	17,486
Telefonica S.A.	9,333	40,271
Sweden - 1.5%
Swedish Match AB	584	45,034
Telefonaktiebolaget LM Ericsson, Class B	7,895	99,409
Switzerland - 8.7%
Credit Suisse Group AG	11,048	144,923
Nestle S.A.	861	96,515
Novartis AG	2,403	217,580
Roche Holding AG	300	103,534
Swiss Life Holding AG	200	91,191
UBS Group AG	6,779	97,711
Zurich Insurance Group AG	198	79,170
United Kingdom - 16.0%
3i Group PLC	4,658	70,585
Anglo American PLC	1,930	63,484
AstraZeneca PLC	1,172	119,557
Aviva PLC	9,249	42,306
Barclays PLC*	35,599	64,939
Bellway PLC	715	26,892
BP PLC	11,311	42,031
British American Tobacco PLC	2,150	78,126
Coca-Cola European Partners PLC	1,175	54,602
Computacenter PLC	1,921	61,496
Dialog Semiconductor PLC*	2,130	134,079
Ferguson PLC	548	63,627
GlaxoSmithKline PLC	4,003	74,341
Imperial Brands PLC	3,703	74,325
Kingfisher PLC*	11,403	43,288
Lloyds Banking Group PLC*	73,865	33,145
Persimmon PLC	4,215	146,717
Redrow PLC*	3,494	25,090
Rio Tinto PLC	1,207	91,571
Royal Dutch Shell PLC, Class B	3,273	57,043
Standard Chartered PLC*	6,509	39,384
Tesco PLC	13,145	43,015
Vodafone Group PLC	48,951	83,596
Total common stocks (cost $7,970,727)		9,225,960

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Draegerwerk AG & Co. KGaA	163	13,899
Volkswagen AG	754	142,544
Total preferred stocks (cost $142,845)		156,443
Total investment portfolio (cost $8,113,572) - 98.1%		9,382,403
Other assets in excess of liabilities - 1.9%		184,432
Total net assets - 100.0%		$9,566,835

* Non-income producing security
ADR—American Depositary Receipt

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola European Partners PLC, Constellium SE, and Teva Pharmaceutical Industries Ltd., Sponsored ADR, which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $164,353 and $9,218,050, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.